Commitments and Contingencies (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Commitments and Contingencies [Abstract]
Contracted and authorized	$ 67,315,108	¥ 439,850,378	$ 63,406,426	¥ 439,850,378